Series B Debentures, Net of Current Maturities	12 Months Ended
Dec. 31, 2020
Series B Debentures, Net of Current Maturities [Abstract]
SERIES B DEBENTURES, NET OF CURRENT MATURITIES
NOTE 10:-	SERIES B DEBENTURES, NET OF CURRENT MATURITIES

	December 31,
	2019	2020

Series B Debentures	$69,287	$118,778
Less: Current maturities	(9,898)	(19,796)
Less: Unamortized debt discounts and issuance costs	(539)	(306)

	$58,850	$98,676

In September 2017, the Company issued Series B Debentures in the aggregate principal amount of NIS 280 million (approximately $79.2 million), linked to US dollars, payable in eight equal annual payments of $9,898, on January 1 of each of the years 2019 through 2026. The outstanding principal amount of the Series B Debentures will bear a fixed interest rate of 3.37% per annum, payable on January 1 and July 1 of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to the Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.

In June 2020, the Company expanded the Series B Debentures issuance and raised an additional NIS 210 million (approximately $60.3 million) linked to US dollars, payable in six equal annual payments of $9,898, on January 1 of each of the years 2021 through 2026. The outstanding principal amount of the Series B Debentures will bear a fixed interest rate of 3.37% per annum, payable on January 1 and July 1 of each of the years 2020 through 2025, with one final interest payment on January 1, 2026. Debt premium and issuance costs, net, were approximately $80, allocated to the Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.

Following the raise of the additional NIS 210 million in Series B Debentures, a $20,000 short-term bank loan taken on March 18, 2020, from a commercial bank was fully repaid on June 9, 2020.

The Series B Debentures are listed for trading on the Tel-Aviv Stock Exchange.

The Series B Debentures are unsecured and non-convertible. The Series B Debentures interest may be increased in the event that the debentures’ rating is downgraded below a certain level. The Company has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on the Company’s assets, or undergo an asset sale or other change that results in a fundamental change in the Company’s operations.

In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders’ equity (excluding minority interest)- above $120 million – as of December 31, 2020, total shareholders’ equity was approximately $382 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company’s Series B Debentures) below 65% - as of December 31, 2020 the ratio of net financial indebtedness to net capitalization was (9.75)%. (3) Target ratio of net financial indebtedness to EBITDA (accumulated calculation for the four last quarters) is below 5.5. As of December 31, 2020, the Target ratio of net financial indebtedness to EBITDA was (0.47). As of December 31, 2020, Sapiens is in compliance with all of its financial covenants.

During the years ended December 31, 2019 and 2020, the Company recorded $2,336 and $3,180, respectively of interest expense and $171 and $134, respectively of amortization of debt issuance costs, premium and discount in respect of the Series B Debentures.

As of December 31, 2019, and 2020, the estimated fair value of the Company’s Series B Debentures was $70,593 and $122,760, respectively. The fair value was determined based on the closing trading price of the Series B Debentures as of the last day of trading for the period. The fair value of the Series B Debentures is considered a Level 2 measurement as they are not actively traded.